CONSOLIDATED STATEMENTS OF EXPENSES (USD $)	12 Months Ended		105 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013
Expenses:
Mineral property expenses	$ 233,718	$ 355,653	$ 667,473
Bad debt expense	0	0	559,483
Depreciation expense	1,761	944	2,705
General and administrative expenses	1,066,824	940,985	3,155,990
Total operating expenses	1,302,303	1,297,582	4,385,651
Loss from operations	(1,302,303)	(1,297,582)	(4,385,651)
Other income (expenses):
Interest income	938	2,060	3,289
Interest expense	0	0	(1,763)
Realized and unrealized gain on derivatives, net	1,591,424	1,032,704	1,561,881
Amortization of debt discount	0	0	(9,618)
Foreign currency exchange loss	(590)	0	(590)
Total other income (expenses)	1,591,772	1,034,764	1,553,199
Net income (loss)	$ 289,469	$ (262,818)	$ (2,832,452)
Income (loss) per common share:
Income (loss) per common share - basic and diluted	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	114,401,945	104,474,612